Oppenheimer International Small Company Fund
                          Supplement dated February 8, 2001 to the
                               Prospectus dated December 22, 2000

The Prospectus is changed as follows:

The first sentence of the second bullet point in the section entitled "WHAT DOES THE FUND MAINLY INVEST IN?" on page 3 is revised to read as follows:

o The Fund currently considers an issuer to be a "small-cap issuer" if it has a market capitalization (explained on page 9 of the Prospectus) of $2.5 billion or less.


February 8, 2001                                          PS0815.008